Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 27, 2021	Mar. 28, 2020
Fair Value Disclosures [Abstract]
Bank indebtedness	$ 53,387	$ 58,035
Long-term debt bearing interest at variable rates	12,300	12,200
Fixed-rate long-term debt	13,700	4,100
Fair value of fixed long-term debt and other long-term liabilities	$ 12,900	$ 3,900